Other Assets Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Other current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred carrier charges	$2,817	$5,319
Prepaid expenses	2,173	1,569
Inventory	2,211	404
Other	2,099	2,422
Total other current assets	$9,300	$9,714

Schedule of Other Assets, Noncurrent [Table Text Block]
Other non-current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred financing costs	$—	$3,450
Lease security and carrier deposits	3,134	1,897
Other	745	912
Total other non-current assets	$3,879	$6,259